John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 20.4%				$197,142,687
(Cost $199,003,113)
U.S. Government 18.5%				178,485,681
U.S. Treasury
Note	1.375	01-31-25	3,970,000	3,721,410
Note	2.250	03-31-24	15,600,000	15,123,469
Note	2.500	01-31-24	24,165,000	23,598,633
Note	2.750	05-15-25	10,770,000	10,323,634
Note	4.250	09-30-24	69,185,000	68,403,965
Note	4.250	10-15-25	57,800,000	57,314,570
U.S. Government Agency 1.9%				18,657,006
Federal Home Loan Bank
Bond	4.300	08-08-25	5,000,000	4,888,666
Bond	5.300	12-06-24	4,700,000	4,668,739
Bond	5.500	12-30-25	4,450,000	4,417,327

Federal Home Loan Mortgage Corp. Note	5.500	12-16-25	4,690,000	4,682,274
Corporate bonds 57.5%				$555,472,768
(Cost $569,792,974)
Communication services 3.0%				28,668,934
Diversified telecommunication services 0.7%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,695,827
AT&T, Inc.	2.300	06-01-27	1,500,000	1,336,431
Kenbourne Invest SA (A)	6.875	11-26-24	1,336,000	1,207,410
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	1,500,000	1,335,150
Entertainment 0.6%
Netflix, Inc.	5.750	03-01-24	1,440,000	1,443,010
Take-Two Interactive Software, Inc.	3.300	03-28-24	567,000	553,875
Take-Two Interactive Software, Inc.	3.550	04-14-25	620,000	595,296
WarnerMedia Holdings, Inc. (A)	3.638	03-15-25	3,378,000	3,222,075
Interactive media and services 0.2%
TripAdvisor, Inc. (A)	7.000	07-15-25	2,300,000	2,303,087
Media 0.5%
Charter Communications Operating LLC	4.908	07-23-25	4,500,000	4,403,274
CSC Holdings LLC	5.250	06-01-24	500,000	484,430
Wireless telecommunication services 1.0%
Sprint LLC	7.125	06-15-24	3,990,000	4,040,274
Sprint LLC	7.875	09-15-23	575,000	580,370
T-Mobile USA, Inc.	3.500	04-15-25	4,665,000	4,468,425
Consumer discretionary 5.9%				56,770,979
Automobiles 2.8%
Daimler Truck Finance North America LLC (A)	1.625	12-13-24	989,000	925,103
Ford Motor Credit Company LLC	2.300	02-10-25	2,000,000	1,837,935
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,624,167
General Motors Financial Company, Inc.	2.900	02-26-25	3,900,000	3,693,950
General Motors Financial Company, Inc.	4.350	04-09-25	2,000,000	1,942,318
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	1,977,782
Hyundai Capital America (A)	1.000	09-17-24	1,140,000	1,060,723
Mercedes-Benz Finance North America LLC (A)	0.750	03-01-24	3,300,000	3,151,750
Nissan Motor Acceptance Company LLC (A)	1.050	03-08-24	3,450,000	3,270,708
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	1,822,000	1,682,986
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	3,000,000	2,633,650
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	227,000	$221,819
Stena International SA (A)	6.125	02-01-25	2,500,000	2,411,511
Hotels, restaurants and leisure 2.0%
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25	4,100,000	4,048,529
Hyatt Hotels Corp.	5.625	04-23-25	4,165,000	4,141,858
Marriott International, Inc.	3.600	04-15-24	575,000	562,813
Marriott International, Inc.	5.750	05-01-25	3,610,000	3,638,009
MGM Resorts International	5.750	06-15-25	2,850,000	2,798,066
Travel + Leisure Company	6.600	10-01-25	3,975,000	3,962,434
Household durables 0.5%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,165,720
Taylor Morrison Communities, Inc. (A)	5.625	03-01-24	2,725,000	2,711,648
Multiline retail 0.3%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	3,307,500
Consumer staples 1.9%				18,683,346
Beverages 0.3%
Constellation Brands, Inc.	3.600	05-09-24	3,000,000	2,939,129
Food and staples retailing 0.3%
Cargill, Inc. (A)	3.500	04-22-25	3,000,000	2,890,424
Food products 1.3%
Grupo Bimbo SAB de CV (A)	3.875	06-27-24	1,290,000	1,260,389
JDE Peet’s NV (A)	0.800	09-24-24	2,397,000	2,206,253
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,721,835
NBM US Holdings, Inc. (A)	7.000	05-14-26	5,850,000	5,665,316
Energy 5.7%				54,584,063
Energy equipment and services 0.1%
CSI Compressco LP (A)	7.500	04-01-25	93,000	85,794
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	302,373	258,529
Oil, gas and consumable fuels 5.6%
Aker BP ASA (A)	3.000	01-15-25	3,600,000	3,427,447
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,412,045
Buckeye Partners LP (A)	4.125	03-01-25	2,375,000	2,226,537
Buckeye Partners LP	4.150	07-01-23	460,000	456,596
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	831,334
Continental Resources, Inc. (A)	2.268	11-15-26	3,000,000	2,614,427
Continental Resources, Inc.	3.800	06-01-24	1,214,000	1,184,715
Energean Israel Finance, Ltd. (A)	4.500	03-30-24	3,300,000	3,208,868
Energy Transfer LP	4.250	04-01-24	3,835,000	3,774,956
Energy Transfer LP	4.750	01-15-26	2,000,000	1,956,997
EQM Midstream Partners LP (A)	7.500	06-01-27	3,316,000	3,249,680
EQT Corp.	5.678	10-01-25	3,750,000	3,700,932
Hess Corp.	3.500	07-15-24	2,000,000	1,952,291
Hess Corp.	4.300	04-01-27	2,000,000	1,914,434
Hess Midstream Operations LP (A)	5.625	02-15-26	2,000,000	1,946,340
Leviathan Bond, Ltd. (A)	6.125	06-30-25	3,590,000	3,489,736
MPLX LP	1.750	03-01-26	1,500,000	1,341,398
Parkland Corp. (A)	5.875	07-15-27	3,300,000	3,095,272
Phillips 66 Company (A)	3.605	02-15-25	1,650,000	1,590,790
Southwestern Energy Company	5.700	01-23-25	3,750,000	3,715,587
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,547,896
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	3.900	01-15-25	1,650,000	$1,601,462
Financials 21.2%				204,689,863
Banks 13.5%
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,779,683
Bank of America Corp. (3.384% to 4-2-25, then SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,825,816
Bank of America Corp.	3.950	04-21-25	9,400,000	9,111,695
Bank of America Corp.	4.200	08-26-24	3,300,000	3,236,183
Barclays PLC	4.375	09-11-24	3,150,000	3,073,956
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,208,664
BPCE SA (5.975% to 1-18-26, then SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	2,996,369
Citigroup, Inc. (0.981% to 5-1-24, then SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,361,008
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%)	3.352	04-24-25	7,000,000	6,810,674
Citigroup, Inc.	3.875	03-26-25	4,000,000	3,872,649
Citizens Bank NA (6.064% to 10-24-24, then SOFR + 1.450%)	6.064	10-24-25	2,000,000	2,011,010
Cooperatieve Rabobank UA	3.375	05-21-25	3,000,000	2,884,761
Credit Agricole SA (A)	4.375	03-17-25	3,000,000	2,909,100
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)	6.466	01-09-26	1,302,000	1,310,003
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR + 1.230%)	5.852	10-27-25	5,000,000	5,026,736
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%)	0.976	05-24-25	2,000,000	1,881,373
HSBC Holdings PLC	4.250	08-18-25	3,500,000	3,377,485
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%)	3.220	03-01-25	15,700,000	15,323,040
JPMorgan Chase & Co. (4.080% to 4-26-25, then SOFR + 1.320%)	4.080	04-26-26	3,250,000	3,158,764
JPMorgan Chase & Co. (5.546% to 12-15-24, then SOFR + 1.070%)	5.546	12-15-25	5,000,000	4,993,847
NatWest Markets PLC (A)	0.800	08-12-24	3,000,000	2,794,768
Regions Financial Corp.	2.250	05-18-25	4,500,000	4,206,053
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,258,274
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,901,825
Santander Holdings USA, Inc.	3.500	06-07-24	3,300,000	3,212,777
Societe Generale SA (A)	4.351	06-13-25	3,000,000	2,928,100
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,427,118
Truist Financial Corp. (5.900% to 10-28-25, then SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,076,146
Wells Fargo & Company	3.000	02-19-25	15,900,000	15,222,069
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,289,250
Capital markets 5.1%
Ares Capital Corp.	3.250	07-15-25	3,000,000	2,790,544
Ares Capital Corp.	4.200	06-10-24	4,165,000	4,075,581
Blackstone Private Credit Fund	2.350	11-22-24	3,176,000	2,961,485
Blackstone Private Credit Fund	2.700	01-15-25	437,000	407,249
Deutsche Bank AG	0.898	05-28-24	2,000,000	1,884,538
Deutsche Bank AG (1.447% to 4-1-24, then SOFR + 1.131%)	1.447	04-01-25	3,250,000	3,076,487
Morgan Stanley (3.620% to 4-17-24, then SOFR + 1.160%)	3.620	04-17-25	9,300,000	9,084,797
Morgan Stanley	3.875	01-27-26	4,500,000	4,338,039
Morgan Stanley (4.679% to 7-17-25, then SOFR + 1.669%)	4.679	07-17-26	4,000,000	3,922,779
State Street Corp. (4.857% to 1-26-25, then SOFR + 0.604%)	4.857	01-26-26	1,316,000	1,303,877
The Bank of New York Mellon Corp. (5.224% to 11-21-24, then SOFR + 0.800%)	5.224	11-21-25	4,500,000	4,484,254
The Goldman Sachs Group, Inc.	3.500	01-23-25	7,000,000	6,763,603
The Goldman Sachs Group, Inc.	3.500	04-01-25	3,750,000	3,612,616
Consumer finance 1.7%
Ally Financial, Inc.	5.800	05-01-25	1,600,000	1,601,057
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	2,955,000	2,848,114
Discover Financial Services	4.500	01-30-26	2,000,000	1,936,104
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Enova International, Inc. (A)	8.500	09-15-25	2,000,000	$1,919,584
OneMain Finance Corp.	6.125	03-15-24	1,000,000	985,981
OneMain Finance Corp.	6.875	03-15-25	1,500,000	1,464,347
OneMain Finance Corp.	7.125	03-15-26	1,000,000	972,110
Santander UK Group Holdings PLC (6.833% to 11-21-25, then SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,085,407
Diversified financial services 0.4%
Corebridge Financial, Inc. (A)	3.500	04-04-25	4,056,000	3,879,561
Insurance 0.5%
Athene Global Funding (A)	1.200	10-13-23	1,725,000	1,681,373
Athene Global Funding (A)	2.500	01-14-25	2,750,000	2,568,822
Liberty Mutual Group, Inc. (A)	4.250	06-15-23	575,000	572,358
Health care 1.8%				17,790,912
Biotechnology 0.5%
AbbVie, Inc.	2.600	11-21-24	1,800,000	1,716,269
AbbVie, Inc.	2.950	11-21-26	3,375,000	3,114,677
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27	1,705,000	1,670,895
Health care providers and services 0.9%
Centene Corp.	2.450	07-15-28	3,000,000	2,519,220
HCA, Inc.	5.000	03-15-24	2,000,000	1,986,748
HCA, Inc.	5.250	06-15-26	2,000,000	1,968,690
HCA, Inc.	5.375	02-01-25	2,500,000	2,476,455
Pharmaceuticals 0.2%
Utah Acquisition Sub, Inc.	3.950	06-15-26	2,500,000	2,337,958
Industrials 6.9%				66,877,317
Aerospace and defense 1.0%
DAE Funding LLC (A)	1.550	08-01-24	3,525,000	3,300,713
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	995,568
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	64,103
The Boeing Company	1.950	02-01-24	1,185,000	1,144,456
The Boeing Company	2.196	02-04-26	3,000,000	2,725,050
The Boeing Company	4.875	05-01-25	1,380,000	1,360,681
Airlines 2.2%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	2,000,000	2,130,000
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	458,048	468,251
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	1,745,522	1,724,771
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,016,574	912,436
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,501,024	2,247,062
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	141,144	138,146
Delta Air Lines, Inc. (A)	4.500	10-20-25	2,750,000	2,671,163
Delta Air Lines, Inc. (A)	4.750	10-20-28	377,220	358,252
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,400,000	3,470,019
Mileage Plus Holdings LLC (A)	6.500	06-20-27	3,600,000	3,600,000
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,062,556	909,710
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	325,903	300,674
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	136,512	135,543
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,244,168	2,246,668
Commercial services and supplies 0.5%
GFL Environmental, Inc. (A)	3.750	08-01-25	3,000,000	2,823,750
Prime Security Services Borrower LLC (A)	5.250	04-15-24	2,000,000	1,970,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.6%
Quanta Services, Inc.	0.950	10-01-24	1,318,000	$1,219,697
Tutor Perini Corp. (A)	6.875	05-01-25	3,000,000	2,507,495
Williams Scotsman International, Inc. (A)	6.125	06-15-25	1,798,000	1,765,020
Electrical equipment 0.1%
Regal Rexnord Corp. (A)	6.050	02-15-26	734,000	728,115
Road and rail 0.5%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,800,000	2,642,374
Uber Technologies, Inc. (A)	7.500	05-15-25	2,500,000	2,525,343
Trading companies and distributors 2.0%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,526,287
AerCap Ireland Capital DAC	3.150	02-15-24	7,200,000	7,022,237
Air Lease Corp.	0.700	02-15-24	1,500,000	1,429,378
Ashtead Capital, Inc. (A)	1.500	08-12-26	1,835,000	1,576,698
Ashtead Capital, Inc. (A)	4.375	08-15-27	1,000,000	937,286
Triton Container International, Ltd. (A)	0.800	08-01-23	2,570,000	2,503,986
Triton Container International, Ltd. (A)	1.150	06-07-24	3,000,000	2,796,385
Information technology 2.3%				21,961,988
Electronic equipment, instruments and components 0.4%
Arrow Electronics, Inc.	6.125	03-01-26	4,000,000	4,001,930
IT services 0.6%
Kyndryl Holdings, Inc.	2.050	10-15-26	3,000,000	2,578,590
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,840,000	3,594,305
Semiconductors and semiconductor equipment 0.5%
Microchip Technology, Inc.	0.972	02-15-24	2,150,000	2,054,680
Microchip Technology, Inc.	0.983	09-01-24	2,000,000	1,868,260
Renesas Electronics Corp. (A)	1.543	11-26-24	495,000	455,424
Software 0.5%
Oracle Corp.	5.800	11-10-25	1,567,000	1,585,522
VMware, Inc.	1.000	08-15-24	3,742,000	3,496,363
Technology hardware, storage and peripherals 0.3%
Xerox Holdings Corp. (A)	5.000	08-15-25	2,500,000	2,326,914
Materials 3.3%				32,191,060
Chemicals 0.1%
WR Grace Holdings LLC (A)	5.625	10-01-24	1,150,000	1,149,655
Construction materials 0.4%
Cemex SAB de CV (A)	7.375	06-05-27	3,875,000	3,935,101
Containers and packaging 0.9%
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	3,075,000	2,798,250
Can-Pack SA (A)	3.125	11-01-25	935,000	826,557
Graphic Packaging International LLC (A)	0.821	04-15-24	4,075,000	3,841,857
Mauser Packaging Solutions Holding Company (A)	7.875	08-15-26	469,000	471,931
Trident TPI Holdings, Inc. (A)	9.250	08-01-24	875,000	864,281
Metals and mining 1.9%
Anglo American Capital PLC (A)	3.625	09-11-24	3,150,000	3,043,062
Anglo American Capital PLC (A)	4.875	05-14-25	489,000	478,591
Arconic Corp. (A)	6.000	05-15-25	1,569,000	1,569,000
Arconic Corp. (A)	6.125	02-15-28	1,538,000	1,511,085
First Quantum Minerals, Ltd. (A)	6.500	03-01-24	1,302,000	1,289,618
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	2,150,000	2,017,130
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	1,000,000	970,006
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	4.550	11-14-24	5,050,000	$4,955,876
Hudbay Minerals, Inc. (A)	4.500	04-01-26	2,750,000	2,469,060
Real estate 2.6%				25,596,313
Equity real estate investment trusts 2.6%
American Tower Corp.	1.600	04-15-26	3,000,000	2,669,857
GLP Capital LP	5.250	06-01-25	3,700,000	3,622,326
GLP Capital LP	5.375	04-15-26	1,115,000	1,087,381
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,542,199
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,264,813
Realty Income Corp.	5.050	01-13-26	2,857,000	2,829,560
SBA Tower Trust (A)	2.836	01-15-25	1,200,000	1,127,076
VICI Properties LP (A)	3.500	02-15-25	3,000,000	2,833,839
VICI Properties LP (A)	4.250	12-01-26	4,000,000	3,709,400
XHR LP (A)	6.375	08-15-25	3,000,000	2,909,862
Utilities 2.9%				27,657,993
Electric utilities 2.2%
Duke Energy Corp.	5.000	12-08-25	3,071,000	3,051,158
FirstEnergy Corp.	2.050	03-01-25	2,000,000	1,865,699
FirstEnergy Corp.	4.150	07-15-27	4,000,000	3,731,200
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	2,200,000	2,157,301
NextEra Energy Capital Holdings, Inc.	6.051	03-01-25	424,000	426,582
NRG Energy, Inc. (A)	3.750	06-15-24	3,440,000	3,331,932
Vistra Operations Company LLC (A)	3.550	07-15-24	2,500,000	2,400,332
Vistra Operations Company LLC (A)	5.000	07-31-27	1,725,000	1,602,447
Vistra Operations Company LLC (A)	5.125	05-13-25	3,000,000	2,914,531
Gas utilities 0.5%
AmeriGas Partners LP	5.500	05-20-25	3,000,000	2,851,667
AmeriGas Partners LP	5.875	08-20-26	1,500,000	1,413,608
Multi-utilities 0.2%

CenterPoint Energy, Inc.	2.500	09-01-24	2,000,000	1,911,536

Municipal bonds 0.1%				$1,255,643
(Cost $1,268,147)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,006,271

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	249,372
Term loans (B) 2.1%				$19,648,448
(Cost $20,203,035)
Communication services 0.3%				3,278,265
Interactive media and services 0.1%
Arches Buyer, Inc., 2021 Term Loan B (1 month SOFR + 3.250%)	7.968	12-06-27	1,127,000	1,059,380
Media 0.2%
Virgin Media Bristol LLC, USD Term Loan N (1 month LIBOR + 2.500%)	7.088	01-31-28	2,265,000	2,218,885
Consumer discretionary 0.3%				2,996,378
Auto components 0.2%
Dealer Tire Financial LLC, 2020 Term Loan B2 (1 month SOFR + 4.500%)	9.118	12-14-27	1,542,247	1,534,922
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd., Term Loan (6 month LIBOR + 5.000%)	9.953	08-01-26	1,461,456	1,461,456
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.3%				$2,532,019
Commercial services and supplies 0.2%
Cimpress USA, Inc., USD Term Loan B (1 month LIBOR + 3.500%)	8.135	05-17-28	2,462,500	2,220,559
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	8.188	06-02-28	364,388	311,460
Information technology 0.5%				4,562,737
IT services 0.2%
Virtusa Corp., First Lien Term Loan B (1 month LIBOR + 3.750%)	8.385	02-11-28	1,753,763	1,742,801
Software 0.3%
Boxer Parent Company, Inc., 2021 USD Term Loan (1 month LIBOR + 3.750%)	8.385	10-02-25	1,719,391	1,696,213
Cornerstone OnDemand, Inc., 1st Lien Initial Term Loan (1 month LIBOR + 3.750%)	8.385	10-16-28	1,220,775	1,123,723
Materials 0.7%				6,279,049
Chemicals 0.5%
INEOS US Petrochem LLC, 2026 Tranche B Dollar Term Loan (1 month LIBOR + 2.750%)	7.385	01-29-26	2,265,500	2,250,774
LSF11 Skycraper Holdco SARL, USD Facility B3 (3 month LIBOR + 3.500%)	8.230	09-29-27	2,029,132	2,021,523
Containers and packaging 0.2%
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	7.816	04-03-24	794,897	787,091
Pactiv Evergreen Group Holdings, Inc., 2020 Term Loan B2 (1 month LIBOR + 3.250%)	7.885	02-05-26	1,026,638	1,023,271

Pactiv Evergreen Group Holdings, Inc., 2020 Term Loan B3 (1 month LIBOR + 3.250%)	7.885	09-24-28	197,500	196,390
Collateralized mortgage obligations 3.2%				$30,819,304
(Cost $31,518,694)
Commercial and residential 2.1%				20,369,238
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(C)	3.805	01-25-49	108,427	100,639
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(D)	5.559	03-15-37	250,000	220,242
Bellemeade Re, Ltd.
Series 2021-2A, Class M1A (1 month SOFR + 1.200%) (A)(D)	5.684	06-25-31	1,717,104	1,708,267
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	1,093,126	1,004,697
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(D)	6.332	05-15-39	447,000	444,903
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(D)	6.882	05-15-39	167,000	164,070
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(D)	5.597	10-15-36	1,881,648	1,872,195
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(D)	5.438	11-15-38	378,000	371,610
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(D)	6.338	12-15-37	99,000	97,261
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(D)	7.138	12-15-37	100,000	97,742
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (A)	4.149	01-10-36	1,100,000	1,079,062
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(C)	1.853	03-25-65	34,922	34,346
Series 2020-3, Class A1 (A)(C)	1.506	04-27-65	101,622	93,964
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(D)	6.188	05-15-36	651,379	644,004
Series 2020-NET, Class A (A)	2.257	08-15-37	1,410,271	1,267,048
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(D)	7.051	08-15-39	1,192,000	1,193,491
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(D)	5.638	05-15-36	250,000	247,167
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(D)	5.938	05-15-36	250,000	246,538
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Life Mortgage Trust
Series 2021-BMR, Class C (1 month LIBOR + 1.100%) (A)(D)	5.688	03-15-38	1,975,770	$1,916,340
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(C)	3.500	10-25-59	228,872	208,721
Radnor RE, Ltd.
Series 2021-1, Class M1A (1 month SOFR + 1.650%) (A)(D)	6.134	12-27-33	106,733	106,745
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (A)(D)	5.563	01-15-39	1,268,000	1,241,799
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(C)	2.275	02-25-50	8,358	7,940
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(C)	3.750	05-25-58	42,198	40,198
Series 2018-4, Class A1 (A)(C)	3.000	06-25-58	107,485	98,876
Series 2021-SJ2, Class A1A (A)(C)	2.250	03-25-59	1,295,922	1,184,536
TPGI Trust
Series 2021-DGWD, Class C (1 month LIBOR + 1.150%) (A)(D)	5.740	06-15-26	2,000,000	1,925,002
VASA Trust
Series 2021-VASA, Class D (1 month LIBOR + 2.100%) (A)(D)	6.688	07-15-39	3,000,000	2,751,835
U.S. Government Agency 1.1%				10,450,066
Federal Home Loan Mortgage Corp.
Series 2021-DNA2, Class M1 (1 month SOFR + 0.800%) (A)(D)	5.284	08-25-33	84,435	84,062
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (A)(D)	5.984	10-25-41	2,425,000	2,329,577
Series 2021-HQA1, Class M1 (1 month SOFR + 0.700%) (A)(D)	5.184	08-25-33	27,173	27,097
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (A)(D)	5.484	01-25-42	563,401	554,271
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (A)(D)	5.784	02-25-42	383,861	381,278
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (A)(D)	6.884	02-25-42	577,000	563,976
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(D)	6.484	04-25-42	530,527	532,881
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(D)	6.684	05-25-42	405,473	409,307
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(D)	7.834	05-25-42	523,000	532,174
Series 2022-HQA3, Class M1A (1 month SOFR + 2.300%) (A)(D)	6.784	08-25-42	1,128,039	1,134,614
Series 237, Class F23 (1 month LIBOR + 0.400%) (D)	4.988	05-15-36	63,110	62,609
Series 2412, Class OF (1 month LIBOR + 0.950%) (D)	5.538	12-15-31	57,017	57,503
Series 2526, Class FV (1 month LIBOR + 0.400%) (D)	4.988	04-15-27	29,819	29,764
Series 3540, Class KF (1 month LIBOR + 1.050%) (D)	5.638	11-15-36	88,761	90,025
Series 4508, Class CF (1 month LIBOR + 0.400%) (D)	4.988	09-15-45	78,613	77,333
Series 4606, Class FB (1 month LIBOR + 0.500%) (D)	5.088	08-15-46	89,244	88,110
Series 4620, Class LF (1 month LIBOR + 0.400%) (D)	4.988	10-15-46	63,691	63,009
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (D)	5.217	01-25-34	205,157	203,561
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (D)	5.367	02-25-33	81,764	82,296
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (D)	5.017	11-25-36	76,631	76,049
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (D)	4.917	01-25-37	92,497	91,381
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (D)	4.867	07-25-36	73,183	72,361
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (D)	5.437	03-25-37	83,108	83,407
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (D)	3.717	03-25-36	53,739	53,318
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (D)	5.067	11-25-40	68,746	67,953
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (D)	5.087	12-25-40	121,747	120,144
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (D)	5.117	02-25-42	33,230	33,031
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (D)	4.967	11-25-44	149,290	145,598
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (D)	5.066	01-25-47	276,813	272,826
Series 2016-40, Class AF (1 month LIBOR + 0.450%) (D)	3.711	07-25-46	141,471	139,792
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(D)	7.234	05-25-42	1,465,096	1,492,305

Series 2023-R02, Class 1M1 (1 month SOFR + 2.300%) (A)(D)	6.610	01-25-43	495,162	498,454
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 15.1%				$145,937,788
(Cost $150,622,531)
Asset backed securities 15.1%				145,937,788
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	2,000,000	1,834,136
Aimco CLO, Ltd.
Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) (A)(D)	7.558	01-17-32	3,750,000	3,554,029
American Tower Trust
Series 2013, Class 2A (A)	3.070	03-15-48	500,000	499,282
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (A)	2.300	11-22-27	4,000,000	3,656,608
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 (A)	5.300	06-21-28	1,000,000	990,304
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-05-49	2,341,350	2,272,503
Arm Master Trust LLC
Series 2022-T1, Class A (A)	4.400	06-16-25	200,000	199,835
Atlas Senior Loan Fund IX, Ltd.
Series 2018-9A, Class A (3 month LIBOR + 0.870%) (A)(D)	5.678	04-20-28	1,007,897	1,004,129
Barings Middle Market CLO, Ltd.
Series 2017-1A, Class XR (3 month LIBOR + 1.250%) (A)(D)	6.058	01-20-34	2,857,143	2,786,891
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	2,332,260	2,168,183
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (1 month SOFR + 0.750%) (A)(D)	5.234	01-25-70	1,423,126	1,410,809
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	4,650,505	4,388,661
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,049,883
Series 2022-4, Class A3	5.340	08-16-27	3,000,000	3,007,368
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	981,589	921,824
Series 2020-1A, Class B1 (A)	4.170	02-15-50	1,000,000	929,278
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,505,415	3,006,686
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,158,773	2,828,317
Chase Auto Credit Linked Notes
Series 2020-1, Class C (A)	1.389	01-25-28	109,345	108,039
Series 2021-1, Class B (A)	0.875	09-25-28	948,960	914,801
Series 2021-2, Class B (A)	0.889	12-26-28	755,119	725,249
Series 2021-3, Class D (A)	1.009	02-26-29	960,983	904,110
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,561,313	3,098,118
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	2,510,000	2,434,698
Series 2022-C, Class A3	5.150	04-17-28	2,000,000	1,992,830
Crossroads Asset Trust
Series 2021-A, Class D (A)	2.520	01-20-26	1,922,000	1,820,333
DLLAA LLC
Series 2021-1A, Class A3 (A)	0.670	04-17-26	5,000,000	4,790,436
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month LIBOR + 2.100%) (A)(D)	6.892	01-15-35	3,000,000	2,848,731
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(D)	5.617	07-25-69	319,094	310,429
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (A)	3.310	03-25-30	608,085	576,232
Series 2019-A, Class A (A)	2.610	01-25-34	425,141	394,566
Encina Equipment Finance LLC
Series 2021-1A, Class C (A)	1.390	06-15-27	500,000	475,341
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	1,371,434	$1,346,537
ExteNet LLC
Series 2019-1A, Class C (A)	5.219	07-26-49	3,000,000	2,787,800
First Investors Auto Owner Trust
Series 2021-1A, Class C (A)	1.170	03-15-27	1,640,000	1,549,544
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	2,517,660	2,429,653
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	3,000,000	3,010,593
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A4	0.820	10-16-26	449,000	412,606
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month LIBOR + 1.700%) (A)(D)	6.518	01-25-32	3,000,000	2,915,208
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	1,996,266
HalseyPoint CLO III, Ltd.
Series 2020-3A, Class D1 (3 month LIBOR + 4.250%) (A)(D)	9.052	11-30-32	1,000,000	973,611
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	2,385,000	2,324,720
HPEFS Equipment Trust
Series 2021-2A, Class D (A)	1.290	03-20-29	2,240,000	2,085,287
Series 2022-3A, Class A3 (A)	5.430	08-20-29	4,500,000	4,488,755
Hyundai Auto Receivables Trust
Series 2021-A, Class A4	0.620	05-17-27	755,000	700,523
Series 2022-C, Class A3	5.390	06-15-27	4,000,000	4,011,933
John Deere Owner Trust
Series 2022-C, Class A3	5.090	06-15-27	2,000,000	1,998,330
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (A)	2.730	10-25-48	700,239	679,436
Libra Solutions LLC
Series 2022-2A, Class A (A)	6.850	10-15-34	1,428,920	1,418,378
Series 2023-1A, Class A (A)	7.000	02-15-35	2,000,000	1,996,261
MMAF Equipment Finance LLC
Series 2021-A, Class A3 (A)	0.560	06-13-28	2,000,000	1,884,584
Series 2022-B, Class A3 (A)	5.610	07-10-28	5,000,000	5,027,199
Mountain View CLO, Ltd.
Series 2014-1A, Class CRR (3 month LIBOR + 2.000%) (A)(D)	6.792	10-15-26	99,210	98,968
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	2,126,970	2,023,980
Series 2022-2A, Class A (A)	6.110	10-21-41	1,623,346	1,642,344
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	3,271,027	3,175,985
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(D)	6.188	10-15-31	235,912	236,079
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month LIBOR + 1.900%) (A)(D)	6.692	07-15-34	500,000	474,011
NMEF Funding LLC
Series 2022-B, Class A2 (A)	6.070	06-15-29	1,250,000	1,245,634
Oasis Securitization Funding LLC
Series 2021-1A, Class A (A)	2.579	02-15-33	159,931	158,700
Series 2021-2A, Class A (A)	2.143	10-15-33	1,148,209	1,126,770
Oxford Finance Funding LLC
Series 2020-1A, Class A2 (A)	3.101	02-15-28	786,039	777,300
Parallel, Ltd.
Series 2020-1A, Class CR (3 month LIBOR + 3.400%) (A)(D)	8.208	07-20-34	1,000,000	908,104
PFS Financing Corp.
Series 2022-C, Class A (A)	3.890	05-15-27	5,500,000	5,311,714
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (A)	1.833	12-15-31	422,382	407,859
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	2,980,000	2,822,264
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SCF Equipment Leasing LLC
Series 2022-2A, Class A3 (A)	6.500	10-21-30	4,000,000	$4,029,069
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(D)	5.338	10-15-35	354,869	350,619
STAR Trust
Series 2021-SFR1, Class A (1 month LIBOR + 0.600%) (A)(D)	5.202	04-17-38	3,084,325	3,013,314
Stratus CLO, Ltd.
Series 2021-1A, Class B (3 month LIBOR + 1.400%) (A)(D)	6.208	12-29-29	3,000,000	2,936,946
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,590,469	1,544,822
Tidewater Auto Receivables Trust
Series 2020-AA, Class C (A)	1.910	09-15-26	545,690	539,392
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(C)	0.918	02-25-63	807,577	756,630
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	555,000	527,679
Series 2022-C, Class A3	3.760	04-15-27	1,160,000	1,128,728
Series 2022-D, Class A3	5.300	09-15-27	4,000,000	4,024,474
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,972,917	3,424,249
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	142,227	140,550
Wellfleet CLO, Ltd.
Series 2017-1A, Class A1RR (3 month LIBOR + 0.890%) (A)(D)	5.698	04-20-29	802,737	796,563
Willis Engine Structured Trust V
Series 2020-A, Class C (A)	6.657	03-15-45	610,988	375,178

	Par value^	Value
Escrow certificates 0.0%		$780
(Cost $0)
LSC Communications, Inc. (A)(E)(F)	400,000	780

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$7,703,000
(Cost $7,703,000)
U.S. Government Agency 0.8%				7,703,000
Federal Home Loan Bank Discount Note	4.400	03-01-23	5,180,000	5,180,000
Federal Home Loan Mortgage Corp. Discount Note	4.300	03-01-23	2,523,000	2,523,000

Total investments (Cost $980,111,494) 99.2%	$957,980,418
Other assets and liabilities, net 0.8%	7,851,291
Total net assets 100.0%	$965,831,709

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $338,119,459 or 35.0% of the fund’s net assets as of 2-28-23.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-23:
United States	86.9%
United Kingdom	2.7%
Cayman Islands	2.0%
Canada	1.5%
Ireland	1.4%
Other countries	5.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$197,142,687	—	$197,142,687	—
Corporate bonds	555,472,768	—	555,472,768	—
Municipal bonds	1,255,643	—	1,255,643	—
Term loans	19,648,448	—	19,648,448	—
Collateralized mortgage obligations	30,819,304	—	30,819,304	—
Asset backed securities	145,937,788	—	145,937,788	—
Escrow certificates	780	—	—	$780
Short-term investments	7,703,000	—	7,703,000	—
Total investments in securities	$957,980,418	—	$957,979,638	$780
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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